OMB Number: 3235-0675

Expires: March 31, 2014

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Citicorp Residential Mortgage Securities, Inc.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

     X     Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2013 to December 31, 2013

Date of Report (Date of filing): February 14, 2014

Commission File Number of securitizer: 025-00515

Central Index Key Number of securitizer: 0001355092

William Dellal, Citicorp Residential Mortgage Securities, Inc., (212) 723-9157

Shira Levine, Dentons US LLP, (212) 768-6855

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Citicorp Residential Mortgage Securities, Inc.
Date: February 14, 2014		/s/ William Dellal
	Name:	William Dellal
	Title:	Senior Vice President
(senior officer in charge of securitization of the securitizer